Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	June 30, 2020	December 31, 2019
Book value of vessels secured against loans (1)	3,008,680	3,135,891
(1) This excludes the Gimi and Golar Viking which, were re-classified as "Assets under development" (see note 11). The Gimi and Golar Viking are secured against their respective debt facilities (see note 14).